Ordinary Shares - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Apr. 28, 2017	Dec. 31, 2016	Aug. 31, 2015	Jul. 31, 2004
Class Of Stock [Line Items]
Ordinary shares, shares issued	64,702,673		16,508,037		12,623,530
Ordinary shares issued, par value
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred share par value				$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares outstanding	64,702,673		16,508,037
Vested incentive shares			2,860,977
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized		450,000,000
Ordinary shares voting rights	one vote per share
Ordinary shares, shares outstanding	58,217,067
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized		50,000,000
Ordinary shares voting rights	ten votes per share
Ordinary shares, shares outstanding	6,485,606